Shareholder Report, Holdings (Details) - C000265968 [Member]	Jan. 31, 2026
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%